Segmented Information and Economic Dependence - Summary of Geographical Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2025
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 4,124	$ 2,679	$ 7,285	$ 5,152
Non-current assets	4,364		4,364		$ 25,687
Net loss	(3,195)	(2,553)	(6,154)	(6,552)
Interest and accretion	57	91	116	157
Amortization and depreciation	209	694	410	1,386
United States of America
Disclosure Of Geographical Areas [Line Items]
Revenues	2,400	2,200	4,849	4,539
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	900	34	1,419	160
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	48	59	223	59
Australia
Disclosure Of Geographical Areas [Line Items]
Revenues	226	370	244	370
North America
Disclosure Of Geographical Areas [Line Items]
Non-current assets	4,024		4,024		4,167
Net loss	1,572	280	1,879	154
Interest and accretion	57	55	116	112
Amortization and depreciation	186	165	367	333
North America | Corporate
Disclosure Of Geographical Areas [Line Items]
Non-current assets	86		86		80
Net loss	(13,378)	(1,910)	(10,568)	(4,497)
Interest and accretion	(0)	39	(0)	44
Amortization and depreciation	1	1	2	3
Belgium
Disclosure Of Geographical Areas [Line Items]
Non-current assets	254		254		268
Net loss	(1,717)	(1,094)	(3,498)	(2,698)
Interest and accretion	0	0	0	4
Amortization and depreciation	20	528	39	1,050
Netherlands
Disclosure Of Geographical Areas [Line Items]
Non-current assets	0		0		$ 21,172
Net loss	16,428	171	15,103	489
Interest and accretion	0	(3)	0	(3)
Amortization and depreciation	2	0	2	0
Other
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 550	$ 16	$ 550	$ 24